Deferred tax assets and liabilities (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Deductible temporary difference
Deferred tax assets	₨ 214,265	₨ 272,291
Taxable temporary difference
Deferred tax liabilities	(181,237)	(272,291)
Mat Credit Entitlement	66,318	236,046	₨ 0
Net deferred tax asset (liability) recognized in Balance Sheet	99,346	236,046		$ 1,318
Property, Plant and Equipment [Member]
Deductible temporary difference
Deferred tax assets	181,237	272,291
Lease Obligation On Right Of Use Assets [Member]
Deductible temporary difference
Deferred tax assets	33,028
Intangible assets [Member]
Taxable temporary difference
Deferred tax liabilities	(181,237)	(146,703)
Finance Lease obligations [Member]
Taxable temporary difference
Deferred tax liabilities	₨ 0	₨ (125,588)